UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

 ☒ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2012 to March 31, 2012

Date of Report (Date of earliest event reported):

April 18, 2012

________________

MACQUARIE EQUIPMENT FINANCE, LLC

(Exact name of  securitizer as specified in its charter)

________________

None (Commission File Number of securitizer)	0001541443 (Central Index Key Number of securitizer)
S. Lynn Stenback, Executive Vice President and General Counsel, (248) 339-1602 Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☒
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

MACQUARIE EQUIPMENT FINANCE, LLC (Securitizer)
By: /s/ Kenneth Bruchanski
Name: Kenneth Bruchanski
Title: Executive Vice President and
Chief Operating Officer
Date:   April 18, 2012